PROSPECTUS SUPPLEMENT

ALL AMERICAN CENTURY FUNDS

Supplement dated April 16, 2007

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of shareholders of each American Century fund will be held on
June 27, 2007. Shareholders as of the close of business on April 13, 2007 are entitled to vote at the meetings.

For more information about the proposals under consideration for particular funds, please contact American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statements, or you may view the proxy statements at americancentury.com.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-54711 0704

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND

Supplement dated April 16, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of shareholders of each American Century fund will be held on
June 27, 2007. Shareholders as of the close of business on April 13, 2007 are entitled to vote at the meetings.

For more information about the proposals under consideration for particular funds, please contact American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statements, or you may view the proxy statements at americancentury.com.

THE FOLLOWING PERFORMACE TABLES REPLACE THE EXISTING TABLES UNDER THE Average
Annual Total Returns SECTION ON PAGES 4 AND 5 OF THE PROSPECTUS.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006   1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------
Return Before Taxes                             -1.79%   0.48%     5.30%
Return After Taxes on Distributions             -2.08%   0.37%     3.86%
Return After Taxes on Distributions             -0.78%   0.40%     4.03%
   and Sale of Fund Shares
Russell 1000® Growth Index(1)                    9.07%   2.69%     5.44%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                  15.79%   6.19%     8.42%
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------------

(1)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

INSTITUTIONAL CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR   5 YEARS   LIFE OF CLASS(1)
-----------------------------------------------------------------------------------
Return Before Taxes                              -1.61%   0.68%     5.07%
Russell 1000® Growth Index(2)                     9.07%   2.69%     4.90%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                   15.79%   6.19%     7.85%
   (reflects no deduction for
   fees, expenses or taxes)
-----------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS MARCH 13, 1997. ONLY
     CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

A CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR        LIFE OF CLASS(1)
---------------------------------------------------------------------------------
Return Before Taxes                                -7.70%        6.32%
Russell 1000® Growth Index(2)                       9.07%       13.16%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%       15.86%
   (reflects no deduction for
   fees, expenses or taxes)
---------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(2)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

B CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR        LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                -6.79%        6.51%
Russell 1000® Growth Index(2)                       9.07%       13.16%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%       15.86%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(2)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                -2.76%        7.16%(2)
Russell 1000® Growth Index(3)                       9.07%       13.16%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%       15.86%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JANUARY 31, 2003. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(2)  RETURN WOULD HAVE BEEN LOWER IF SERVICE AND DISTRIBUTION FEES HAD NOT
     BEEN WAIVED FROM FEBRUARY 1, 2003 TO MARCH 11, 2003.

(3)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

R CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR        LIFE OF CLASS(1)
---------------------------------------------------------------------------------
Return Before Taxes                                -2.29%       -1.62%
Russell 1000® Growth Index(2)                       9.07%        7.91%(3)
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%       12.45%(3)
   (reflects no deduction for
   fees, expenses or taxes)
---------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

(3)  SINCE JULY 31, 2005, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

ADVISOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006   1 YEAR   5 YEARS   LIFE OF CLASS(1)
----------------------------------------------------------------------------------
Return Before Taxes                             -2.05%   0.22%     2.64%
Russell 1000® Growth Index(2)                    9.07%   2.69%     2.88%(3)
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                  15.79%   6.19%     6.00%(3)
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS AUGUST 8, 1997. ONLY
     CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

(3)  SINCE AUGUST 7, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-54644 0704